Convertible Preferred Stock and Stockholders' Equity (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Sep. 29, 2014
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized		211,775,287
Preferred stock, par value (in dollars per share)		$ 0.0001
Minimum aggregate proceeds from initial public offering (net of underwriting commissions and offering expenses) required for automatic conversion of preferred stock into shares of common stock		$ 35,000,000
Common Stock
Common stock, shares authorized	150,000,000	312,825,000	312,825,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	16,992,164	588,988	554,755
Common stock, shares outstanding	16,992,164	588,733	546,805
Treasury Stock
Cashless employee stock option exercises for employees (in shares)		896	5,247
Fair value of common stock		$ 4,923	$ 39,605
Treasury shares retired	254	8,950	5,086
2001 Stock Plan
Common Stock
Common stock, shares issued	340,056	306,563
2004 Stock Plan
Common Stock
Common stock, shares issued	91,586	88,328
Minimum
Convertible preferred stock and stockholders' equity
Exercise price of warrants (in dollars per share)	$ 20.70	$ 20.70
Common Stock
Issue price of common stock (in dollars per share)	$ 0.0001	$ 0.0001
Maximum
Convertible preferred stock and stockholders' equity
Exercise price of warrants (in dollars per share)	$ 27.60	$ 27.60
Common Stock
Issue price of common stock (in dollars per share)	$ 8.00	$ 6.9000
Common stock
Convertible preferred stock and stockholders' equity
Number of directors that stockholders are entitled to elect		1
Treasury Stock
Treasury shares retired		8,590	5,086
Convertible preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized		211,775,287
Preferred stock, par value (in dollars per share)		$ 0.0001
Number of voting rights to holders of each series of preferred stock for each share of common stock		1
Convertible preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Annual rate of noncumulative dividends on preferred stock (in dollars per share)	$ 0.60	$ 0.60
Convertible preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Annual rate of noncumulative dividends on preferred stock (in dollars per share)	$ 1.66	$ 1.66
Series A-1 preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized	0	675,000	675,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Annual rate of noncumulative dividends on preferred stock (in dollars per share)		$ 1.24
Amount per preferred stock to be paid in the event of liquidation, dissolution, or winding up (in dollars per share)		$ 20.70
Number of shares of common stock into which one share of preferred stock is convertible		1.00
Series A-1 preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series A-1 preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series A-2 preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized	0	16,575,000	16,575,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Annual rate of noncumulative dividends on preferred stock (in dollars per share)		$ 1.38
Percentage of stockholders whose affirmative vote or written consent is required to waive dividend preference		66.67%
Amount per preferred stock to be paid in the event of liquidation, dissolution, or winding up (in dollars per share)		$ 23.00
Number of shares of common stock into which one share of preferred stock is convertible		1.51
Series A-2 preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series A-2 preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.51
Series B preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized	0	151,812,780	151,812,780
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Annual rate of noncumulative dividends on preferred stock (in dollars per share)		$ 0.60
Percentage of stockholders whose affirmative vote or written consent is required to waive dividend preference		66.67%
Amount per preferred stock to be paid in the event of liquidation, dissolution, or winding up (in dollars per share)		$ 9.78
Number of shares of common stock into which one share of preferred stock is convertible		1.00
Number of warrants exercised				35,805
Exercise price of warrants (in dollars per share)				$ 9.775
Cashless exercise of preferred stock warrants (in shares)			5,370	5,370
Series B preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series B preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series C preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized	0	16,700,007	16,700,007
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Annual rate of noncumulative dividends on preferred stock (in dollars per share)		$ 1.24
Percentage of stockholders whose affirmative vote or written consent is required to waive dividend preference		70.00%
Amount per preferred stock to be paid in the event of liquidation, dissolution, or winding up (in dollars per share)		$ 20.70
Number of shares of common stock into which one share of preferred stock is convertible		1.00
Series C preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series C preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series D preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares authorized	0	26,012,500	26,012,500
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Annual rate of noncumulative dividends on preferred stock (in dollars per share)		$ 1.66
Percentage of stockholders whose affirmative vote or written consent is required to waive dividend preference		70.00%
Amount per preferred stock to be paid in the event of liquidation, dissolution, or winding up (in dollars per share)		$ 27.60
Number of shares of common stock into which one share of preferred stock is convertible		1.00
Series D preferred stock | Minimum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series D preferred stock | Maximum
Convertible preferred stock and stockholders' equity
Number of shares of common stock into which one share of preferred stock is convertible					1.00
Series A 2 preferred stock, Series B preferred stock, Series C preferred stock, and Series D preferred stock
Convertible preferred stock and stockholders' equity
Preferred stock, shares outstanding		43,478
Number of directors that stockholders are entitled to elect		6